Contributed equity	6 Months Ended
Dec. 31, 2024
Text block [abstract]
Contributed equity

Note 14. Contributed equity

	Consolidated
	December 2024	June 2024	December 2024	June 2024
	Shares	Shares	$	$
Ordinary shares - fully paid	483,523,934	332,850,784	117,457,171	101,637,758

Movements in spare share capital

Details	Date	Shares	Issue price	$
Balance	1 July 2024	332,850,784		101,637,758
Conversion of Warrants	1 July 2024	—	$0.0000	6,459,830
Cancellation of convertible note shares	2 July 2024	(5,916,970)	$0.0000	(380,224)
ATM issue of shares No. 37	11 July 2024	14,400,000	$0.1534	2,209,677
Alumni prefunded warrants exercised	11 July 2024	25,786,480	$0.2867	739,536
Armitice prefunded warrants exercised	12 July 2024	11,000,000	$0.0398	438,571
ATM issue of shares No. 38	12 July 2024	5,488,230	$0.1444	792,915
ATM issue of shares No. 39	17 July 2024	4,177,340	$0.1075	449,260
Alumni Equity Line of Credit	17 July 2024	15,000,000	$0.0544	816,373
ATM issue of shares No. 40	08 August 2024	2,061,820	$0.0623	128,633
ATM issue of shares No. 41	12 August 2024	408,270	$0.0641	26,172
ATM issue of shares No. 42	13 August 2024	2,283,350	$0.0617	140,884
ATM issue of shares No. 43	14 August 2024	8,660	$0.0605	525
ATM issue of shares No. 44	27 August 2024	5,250,000	$0.0616	323,403
ATM issue of shares No. 45	28 August 2024	308,700	$0.0590	18,242
ATM issue of shares No. 46	30 August 2024	3,000,000	$0.0615	184,690
ATM issue of shares No. 47	03 September 2024	837,030	$0.0638	53,439
ATM issue of shares No. 48	12 September 2024	16,049,020	$0.0554	889,682
ATM issue of shares No. 49	13 September 2024	2,503,820	$0.0522	130,741
ATM issue of shares No. 50	22 November 2024	442,400	$0.0891	39,420
ATM issue of shares No. 51	25 November 2024	185,100	$0.0881	16,312
Sale of shares of Alumni Capital	11 December 2024	15,000,000	$0.0536	804,869
ATM issue of shares No. 52-59	26 Nov - 11 Dec 2024	5,978,100	$0.0770	466,915
Sale of shares to Alumni Capital	18 December 2024	20,000,000	$0.0437	874,939
ATM issue of shares No. 60	16 December 2024	6,421,800	$0.0595	382,576
Less: share issue transaction costs		—	$0.0000	(187,967)

Balance	31 December 2024	483,523,934		117,457,171

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the Consolidated entity in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the Consolidated entity does not have a limited amount of authorised capital.
On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.
Share
buy-back
There is no current
on-market
share
buy-back.

Capital risk management
The Consolidated entity’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that it can provide returns for shareholders and benefits for other stakeholders and to maintain an optimum capital structure to reduce the cost of capital.
Capital is regarded as total equity, as recognised in the statement of financial position, plus net debt. Net debt is calculated as total borrowings less cash and cash equivalents.
The capital structure of the Consolidated entity consists of cash and cash equivalents and equity attributable to equity holders. The overall strategy of the Consolidated entity is to continue its drug development programs, which depends on raising sufficient funds, through a variety of sources including issuing of additional share capital, as may be required from time to time.
The capital risk management policy remains unchanged from the prior year.